ACCOUNTS AND NOTES PAYABLE	6 Months Ended
Jun. 30, 2024
Accounts And Notes Payable
ACCOUNTS AND NOTES PAYABLE

14. ACCOUNTS AND NOTES PAYABLE

Accounts and notes payable consisted of the following:

	June 30, 2024	December 31, 2023
	US$’000	US$’000
	(Unaudited)
Accounts payable	19,718	14,824
Notes payable	283	-
Total	20,001	14,824

Notes payable consisted of bank notes provided by the Company to its suppliers. These short-term bank notes can be endorsed and assigned to suppliers as payments for purchases. The bank notes payable are generally payable within six months. These notes payable are guaranteed by the bank for their full face value. In addition, the banks usually require the Company to deposit a certain amount of funds at the bank as a guaranteed deposit, which is classified on the consolidated balance sheets as restricted cash.